Dear Shareholder:

      By the end of 1996 the U.S. economy had bounced back from the summer slowdown. Employment growth picked up speed. The upturn in the manufacturing sector remained on course and consumer spending gained momentum. The rebound, however, does not mark the start of a period of excessively strong economic growth in the year ahead. We expect that the U.S. economy will grow at a moderate 2.0% to 2.5% in 1997. Consumer spending is not likely to strengthen despite the projected growth in personal income and high levels of consumer confidence since consumers have largely caught up on any purchases they might have previously put off. We expect housing will grow at a slower rate, for example, and auto sales may fall. Because of the outlook for moderate growth in demand, business will remain cautious in building inventories. The strength of the U.S. dollar in the foreign exchange markets, together with sluggish economic conditions in Europe and Japan, will likely constrict growth in U.S. exports.

      Consumer prices, as measured by the Consumer Price Index, rose a moderate 3.3% in 1996. Excluding food and energy, the core rate of inflation actually decelerated. We do not expect the rate of inflation to accelerate in 1997. Because there are ample supplies for most raw materials, commodity prices should remain stable. Wage gains have risen but the annual rate of increase still remains moderate as job security continues to be the primary concern for workers in large sectors of the economy. Acute labor shortages resulting in higher wages appear to be confined to certain industries. Even those companies paying higher wages to attract new employees remain reluctant or unable to pass on added costs in the face of intense competitive pressures and a well-entrenched resistance to higher prices.

      Positive news about a stronger economy, low inflation and robust corporate profits propelled the stock market to new highs, resulting in a total return of 12.01% for the S&P 500 for the three months ended January 31st. The fixed income market did not fare as well. Bond prices rose in November as investors gained confidence that the economy was slowing but once signs of a stronger economy multiplied and fears of higher inflation revived, bonds gave up their gains. As a result, the Lehman Brothers Government/Corporate Bond Index, a measure of bond market performance, posted a modest total return of 0.83%. Due to its income-oriented investment style, Castle Convertible Fund could not keep pace with the stock market, but its exposure to the stock market helped boost its total return to 5.22% on a NAV basis.

      Upcoming reports supporting our outlook for moderate economic growth and modest inflation should alleviate the anxiety besetting the bond market. Given the favorable outlook for the bond and stock markets, we expect that Castle should continue to provide positive returns for its shareholders.

                                       Respectfully submitted,




                                       /s/ David D. Alger
                                           David D. Alger
                                           President

March 5, 1997

CASTLE CONVERTIBLE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 1997


 Principal
   Amount    Corporate Convertible Bonds-56.5%                      Value
----------------------------------------------------------------------------
             AEROSPACE-3.8%
$  400,000   Diagnostic/Retrieval Systems, Inc.,
              Sr. Sub. Cv. Notes, 9.00%, 10/1/03(a)......        $   570,000
 2,000,000   Rohr Industries Inc., Cv. Sub.
              Deb., 7.00%, 10/1/12.......................          1,860,000
                                                                 -----------
                                                                   2,430,000
                                                                 -----------
             BUILDING & CONSTRUCTION-1.5%
 1,000,000    Masco Corp., Cv. Sub. Deb.,
               5.25%, 2/15/12............................          1,000,000
                                                                 -----------
             COMPUTER RELATED & BUSINESS EQUIPMENT-5.3%
   250,000   Adaptec Inc., Cv. Sub. Notes,
              4.75%, 2/1/04(a)...........................            273,750
   400,000   HMT Technology Corporation, Cv.
              Sub. Notes, 5.75%, 1/15/04(a)..............            434,500
   750,000   National Semiconductor, Cv. Sub.
              Notes, 6.50%, 10/1/02(a)...................            762,188
   500,000   S3 Inc., Cv. Sub. Notes, 5.75%, 10/1/03(a)..            567,500
   200,000   3Com Corporation, Cv. Sub. Notes,
              10.25%, 11/1/01(a).........................            402,000
 1,000,000   VLSI Technology Inc., Cv. Sub.
              Notes, 8.25%, 10/1/05......................            967,500
                                                                 -----------
                                                                   3,407,438
                                                                 -----------
             ENERGY-9.6%
 2,100,000   Ashland Inc., Cv. Sub. Deb., 6.75%, 7/1/14..          2,152,500
 1,850,000   Consolidated Natural Gas, Cv. Sub.
              Deb., 7.25%, 12/15/15......................          2,025,750
 2,000,000   Enserch, (Eurodollar), Cv. Sub.
              Deb., 6.375%, 4/1/02.......................          2,010,000
                                                                 -----------
                                                                   6,188,250
                                                                 -----------
             FINANCIAL SERVICES-2.2%
 1,000,000   Leasing Solutions, Inc., Cv. Sub.
              Notes, 6.875%, 10/1/03.....................          1,111,250
   250,000   Penn Treaty America Corp., Cv.
              Sub. Notes, 6.25%, 12/1/03(a)..............            296,250
                                                                 -----------
                                                                   1,407,500
                                                                 -----------
             HEALTHCARE-13.0%
 3,050,000   Beverly Enterprises, Cv. Sub. Deb.,
              7.625%, 3/15/03............................          3,072,875
 1,450,000   Centocor, Inc., (Eurodollar), Cv.
              Sub. Deb., 6.75%, 10/16/01.................          1,421,000
 1,000,000   Ciba Geigy Corp., Exch. Sub.
              Deb., 6.25%, 3/15/16(a)....................          1,027,500
 1,000,000   Medical Care International , Cv.
              Sub. Deb., 6.75%, 10/1/06..................          1,017,500
 1,000,000   Medical Care International, (Eurodollar),
              Cv. Sub. Deb., 6.75%, 10/1/06..............          1,017,500
   300,000   Sepracor Inc., Cv. Sub. Deb.,
              7.00%, 12/1/02(a)..........................            441,000
   250,000   U.S. Diagnostic Labs, Inc., Cv.
              Sub. Deb., 9.00%, 3/31/03(a)...............            390,000
                                                                 -----------
                                                                   8,387,375
                                                                 -----------
             MANUFACTURING-2.0%
 1,250,000   Quanex Corp., Cv. Sub. Deb.,
              6.88%, 6/30/07.............................          1,275,000
                                                                 -----------
             METALS-2.8%
 1,750,000   Inco Limited, Cv. Sub. Deb., 7.75%, 3/15/16.          1,841,875
                                                                 -----------
             RESTAURANTS & LODGING-.8%
   500,000   Signature Resorts Inc., Cv. Sub.
              Notes, 5.75%, 1/15/07......................            515,625
                                                                 -----------
             RETAILING-11.8%
 1,500,000   Costco Wholesale, Cv. Sub. Deb.,
              5.75%, 5/15/02.............................          1,464,375
 1,240,000   Fabri-Centers of America, Inc.,
              Cv. Sub. Deb., 6.25%, 3/1/02...............          1,143,900
 1,000,000   Men's Wearhouse Inc., Cv. Sub.
              Notes, 5.25%, 3/1/03.......................          1,020,000
   500,000   Nine West Group Inc.,  Cv. Sub.
              Notes, 5.50%, 7/15/03(a)...................            526,250
 1,250,000   Saks Holdings Inc., Cv. Sub.
              Notes, 5.50%, 9/15/06......................          1,187,500
 2,000,000   Waban Inc., Cv. Sub. Deb., 6.50%, 7/1/02....          2,300,000
                                                                 -----------
                                                                   7,642,025
                                                                 -----------
             TRANSPORTATION-3.7%
 2,000,000   Laidlaw Corp., Cv. Sub. Notes,
              8.00%, 5/1/01..............................          2,420,000
                                                                 -----------
             Total Corporate Convertible Bonds
              (Cost $33,375,855).........................         36,515,088
                                                                 -----------
  Shares     Convertible Preferred Stocks-15.3%
----------
             BUILDING & CONSTRUCTION-2.4%
    30,000   Southdown Corp., Cv. 2.875%
              Pfd., Series D.............................          1,571,250
                                                                 -----------
             ENERGY-2.9%
    28,500   NorAm Financing I, 6.25% Cv. Pfd............          1,841,813
                                                                 -----------
             PAPER PACKAGING & FOREST PRODUCTS-4.7%
    60,000   James River Corp., Dep. Shrs.,
              $3.50 Exch. Pfd., Series L.................          3,052,500
                                                                 -----------
             RAW MATERIAL PROCESSING-3.6%
    20,000   Bethlehem Steel Corporation, $5.00
              Cum. Pfd...................................          1,062,500
    15,000   Howell Corp., $3.50 Cum. Pfd................            783,750
    10,000   TIMET Capital Trust I, $3.325 Cv. Pfd.(a)...            507,500
                                                                 -----------
                                                                   2,353,750
                                                                 -----------
             REAL ESTATE-1.7%
    40,000   Security Capital Industrial Trust,
              7.00%, Cv. Pfd.............................          1,100,000
                                                                 -----------
             Total Convertible Preferred Stocks
              (Cost $8,566,461)..........................          9,919,313
                                                                 -----------
             Mandatory Convertible Securities-7.4%
             COMMUNICATIONS-1.3%
    30,000   AirTouch Communications, 6.00%
              Cv. Pfd., Class B, 8/16/99(c)..............            832,500
                                                                 -----------
             PUBLISHING-1.1%
    10,000   Houghton Mifflin Company,
              6.00% Exch. Notes, 8/1/99(b)...............            700,000
                                                                 -----------
             ENERGY-1.4%
    30,100   MCN Corp., 8.75%, Pfd., 4/30/99(c)..........            887,950
                                                                 -----------
             FINANCIAL SERVICES-1.8%
    45,000   The Money Store Inc., $1.72
              Cv. Pfd., 12/1/99(c).......................          1,153,125
                                                                 -----------
             MISCELLANEOUS-1.8%
    12,000   Ikon Office Solutions Inc., Dep. Shrs.,
             $5.04 Cv. Pfd., Series BB, 10/1/98(c).......          1,194,000
                                                                 -----------
             Total Mandatory Convertible
              Securities (Cost $4,564,460)...............          4,767,575
                                                                 -----------


  Shares     Common Stocks-13.8%                                    Value
----------------------------------------------------------------------------
             REAL ESTATE-3.3%
    35,000   Cali Realty Corp............................        $ 1,155,000
    30,000   General Growth Properties Inc...............            945,000
                                                                 -----------
                                                                   2,100,000
                                                                 -----------
             UTILITIES-10.5%
    52,000   American Electric Power Co., Inc............          2,151,500
    38,000   OGE Energy Corp.............................          1,619,750
    50,000   Public Service Colorado.....................          1,950,000
    50,000   Washington Energy Co........................          1,081,250
                                                                 -----------
                                                                   6,802,500
                                                                 -----------
             Total Common Stocks
              (Cost $6,588,938)..........................          8,902,500
                                                                 -----------



 Principal
   Amount    Short-Term Corporate Notes-6.6%
----------
$  614,000   Bank Austria Finance Inc., 5.35%, 2/3/97....            613,635
 1,747,000   Eksportfinans A/S, 5.30%, 2/12/97...........          1,743,656
   195,000   MDV Resources Group Inc., 5.42%, 2/11/97....            194,677
 1,747,000   Philip Morris Cos. Inc., 5.33%, 2/3/97......          1,745,189
                                                                 -----------
             Total Short-Term Corporate Notes
              (Cost $4,297,157)..........................          4,297,157
                                                                 -----------
Total Investments (Cost $57,392,871).............   99.6%         64,401,633
Other Assets in Excess of Liabilities............     .4             238,320
                                                   -------------------------
Total Net Assets.................................  100.0%        $64,639,953
                                                   =========================
Net Asset Value Per Share........................                $     28.91
                                                                 ===========

--------------------
<Fa>  Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
<Fb>  Convertible into common stock of INSO Corporation.
<Fc>  These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.


CASTLE CONVERTIBLE FUND, INC.
SUMMARY OF OPERATIONS
For the three months ended January 31, 1997 (Unaudited)


INVESTMENT INCOME:
  Income:
    Interest......................................................               $  656,792
    Dividends.....................................................                  328,382
                                                                                 ----------
      Total Income................................................                  985,174

      Total Expenses..............................................                  162,437
                                                                                 ----------
NET INVESTMENT INCOME.............................................                  822,737

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments................................  $3,069,902
  Net decrease in unrealized appreciation of investments..........    (897,988)
                                                                    -----------
    Net realized and unrealized gain on investments...............                2,171,914
                                                                                 ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............               $2,994,651
                                                                                 ==========




     CASTLE
CONVERTIBLE         Meeting the challenge
       FUND,        of investing
        INC.




Board of Directors

Fred M. Alger, Chairman
David D. Alger
Lester L. Colbert, Jr.
Arthur M. Dubow
Stephen E. O'Neil
Nathan E. Saint-Amand
John T. Sargent
----------------------------------------------------------------------------
Investment Adviser

Fred Alger Management, Inc.
75 Maiden Lane
New York, N.Y. 10038
----------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent

Alger Shareholder Services, Inc.
30 Montgomery Street, Box 2001
Jersey City, N.J. 07302-9811
----------------------------------------------------------------------------
This report was prepared for distribution to shareholders and to others who may be interested in current information concerning the Fund. It was not prepared for use, nor is it circulated in connection with any offer to sell, or solicitation of any offer to buy, any securities.



     CASTLE
CONVERTIBLE         Meeting the challenge
       FUND,        of investing
        INC.


Quarterly Report
January 31, 1997